Parametric
Commodity Strategy Fund
September 30, 2024
Consolidated Portfolio of Investments (Unaudited)

Exchange-Traded Funds — 5.8%
Security	Shares	Value
Equity Funds — 5.8%
SPDR Gold MiniShares Trust(1)	1,577,001	$ 82,209,009
Total Exchange-Traded Funds (identified cost $54,345,419)		$ 82,209,009

Short-Term Investments — 83.2%
Affiliated Fund — 10.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(2)	147,993,081	$ 147,993,081
Total Affiliated Fund (identified cost $147,993,081)		$ 147,993,081

U.S. Treasury Obligations — 72.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 10/31/24	$30,720	$ 30,600,435
0.00%, 11/29/24	15,590	15,470,393
0.00%, 12/26/24	20,947	20,721,820
0.00%, 1/23/25	60,367	59,524,213
0.00%, 2/20/25	30,720	30,195,471
0.00%, 3/20/25	52,127	51,074,686
0.00%, 4/17/25	20,947	20,493,079
0.00%, 5/15/25	70,947	69,192,166
0.00%, 9/4/25	32,145	30,984,368
U.S. Treasury Bonds, 7.625%, 2/15/25	20,947	21,217,347
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25(3)	90,105	89,510,532
U.S. Treasury Inflation-Indexed Notes:(3)
0.125%, 4/15/25	60,884	59,802,310
0.375%, 7/15/25	51,063	50,335,996
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.25%, 5/31/25	$50,000	$ 48,712,640
0.25%, 7/31/25	100,000	96,908,676
0.25%, 8/31/25	10,715	10,352,957
0.375%, 4/30/25	20,947	20,478,331
1.125%, 1/15/25	23,830	23,596,174
1.375%, 1/31/25	23,830	23,584,089
1.50%, 2/15/25	20,947	20,716,314
1.75%, 3/15/25	36,537	36,121,406
2.00%, 8/15/25	32,145	31,586,410
2.75%, 5/15/25	20,947	20,753,727
2.75%, 6/30/25	50,000	49,522,174
3.125%, 8/15/25	21,430	21,260,704
3.875%, 3/31/25	15,590	15,552,878
4.25%, 5/31/25	50,000	50,013,013
5.00%, 8/31/25	10,715	10,805,530
Total U.S. Treasury Obligations (identified cost $1,026,812,635)		$1,029,087,839
Total Short-Term Investments (identified cost $1,174,805,716)		$1,177,080,920
Total Investments — 89.0% (identified cost $1,229,151,135)		$1,259,289,929
Other Assets, Less Liabilities — 11.0%		$ 155,111,824
Net Assets — 100.0%		$1,414,401,753
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	325	Long	11/29/24	$ 23,224,500	$ (177,800)
Cocoa	350	Long	12/13/24	27,027,000	3,451,496
Coffee	547	Long	12/18/24	55,435,031	9,869,152

Parametric
Commodity Strategy Fund
September 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
Copper	459	Long	12/27/24	$ 52,245,675	$ 303,729
Corn	2,388	Long	12/13/24	50,715,150	643,119
Cotton No. 2	625	Long	12/6/24	23,003,125	(729,280)
Feeder Cattle	101	Long	1/30/25	12,058,138	529,038
Gold	92	Long	12/27/24	24,466,480	2,192,656
Kansas Wheat	413	Long	12/13/24	12,054,438	(354,524)
Lean Hogs	855	Long	12/13/24	25,060,050	1,610,028
Live Cattle	649	Long	12/31/24	47,974,080	1,677,844
LME Copper	213	Long	10/14/24	51,738,073	(823,981)
LME Copper	208	Long	11/18/24	50,815,700	4,498,364
LME Copper	208	Long	12/16/24	51,065,820	3,695,536
LME Lead	467	Long	10/14/24	24,077,119	(1,900,854)
LME Lead	466	Long	11/18/24	24,223,496	1,652,320
LME Lead	461	Long	12/16/24	24,109,148	1,040,938
LME Nickel	492	Long	10/14/24	51,112,315	(159,467)
LME Nickel	483	Long	11/18/24	50,470,061	3,185,945
LME Nickel	479	Long	12/16/24	50,275,888	3,976,495
LME Primary Aluminum	1,697	Long	10/14/24	111,142,894	3,454,113
LME Primary Aluminum	1,668	Long	11/18/24	108,487,137	14,542,458
LME Primary Aluminum	1,556	Long	12/16/24	101,650,757	8,948,167
LME Tin	76	Long	10/14/24	12,730,376	37,996
LME Tin	78	Long	11/18/24	13,084,106	1,574,816
LME Tin	77	Long	12/16/24	12,920,211	1,070,681
LME Zinc	724	Long	10/14/24	55,517,768	1,517,424
LME Zinc	710	Long	11/18/24	54,723,428	7,818,165
LME Zinc	667	Long	12/16/24	51,570,606	5,840,252
Low Sulphur Gasoil	1,267	Long	11/29/24	101,436,527	776,404
Low Sulphur Gasoil	740	Long	12/12/24	48,581,000	(669,075)
Natural Gas	2,816	Long	12/27/24	101,432,320	(9,866,080)
NY Harbor ULSD	508	Long	11/29/24	46,151,901	(728,024)
Palladium	266	Long	12/27/24	26,605,320	4,445,189
Platinum	508	Long	1/29/25	25,173,940	1,281,345
Robusta Coffee	231	Long	11/25/24	12,700,380	3,391,677
Silver	663	Long	12/27/24	104,283,270	1,157,373
Soybean Meal	706	Long	1/14/25	24,138,140	980,570
Soybean Oil	1,933	Long	1/14/25	50,242,536	2,397,889
Soybeans	937	Long	1/14/25	50,375,463	1,549,138
Sugar No. 11	1,146	Long	2/28/25	28,840,694	5,212,172
Wheat	876	Long	12/13/24	25,579,200	(503,308)
White Sugar	466	Long	11/15/24	13,455,750	1,599,192
WTI Crude Oil	343	Long	11/20/24	23,245,110	(95,920)
LME Copper	(213)	Short	10/14/24	(51,738,073)	(4,509,370)
LME Copper	(208)	Short	11/18/24	(50,815,700)	(3,609,268)

Parametric
Commodity Strategy Fund
September 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
LME Lead	(467)	Short	10/14/24	$ (24,077,119)	$ (1,697,195)
LME Lead	(466)	Short	11/18/24	(24,223,496)	(1,059,801)
LME Nickel	(492)	Short	10/14/24	(51,112,315)	(3,170,413)
LME Nickel	(483)	Short	11/18/24	(50,470,061)	(4,013,846)
LME Primary Aluminum	(1,697)	Short	10/14/24	(111,142,894)	(16,194,471)
LME Primary Aluminum	(1,668)	Short	11/18/24	(108,487,138)	(9,526,401)
LME Tin	(76)	Short	10/14/24	(12,730,376)	(1,548,876)
LME Tin	(78)	Short	11/18/24	(13,084,107)	(1,079,614)
LME Zinc	(724)	Short	10/14/24	(55,517,768)	(8,015,766)
LME Zinc	(710)	Short	11/18/24	(54,723,428)	(6,230,428)
					$29,257,919
Abbreviations:
LME	– London Metal Exchange
ULSD	– Ultra-Low Sulfur Diesel
WTI	– West Texas Intermediate
Basis for Consolidation
The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at September 30, 2024 were $353,099,936 or 25.0% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts, and commodity exchange-traded funds that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.
At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At September 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $147,993,081, which represents 10.5% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund,Institutional Class(1)	$66,269,993	$2,115,877,486	$(2,034,154,398)	$ —	$ —	$147,993,081	$3,330,672	147,993,081
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Parametric
Commodity Strategy Fund
September 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 82,209,009	$ —	$ —	$ 82,209,009
Short-Term Investments:
Affiliated Fund	147,993,081	—	—	147,993,081
U.S. Treasury Obligations	—	1,029,087,839	—	1,029,087,839
Total Investments	$230,202,090	$1,029,087,839	$ —	$1,259,289,929
Futures Contracts	$105,921,681	$ —	$ —	$ 105,921,681
Total	$336,123,771	$1,029,087,839	$ —	$1,365,211,610
Liability Description
Futures Contracts	$(76,663,762)	$ —	$ —	$ (76,663,762)
Total	$(76,663,762)	$ —	$ —	$ (76,663,762)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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